Goodwill and Intangible Assets 2 (Detail) (USD $)	3 Months Ended		12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Acquired Finite-Lived Intangible Assets
Finite-Lived Intangible Assets, Gross	$ 175,462,000		$ 180,538,000	$ 120,761,000
Finite-Lived Intangible Assets, Accumulated Amortization	(43,974,000)		(41,904,000)	(28,874,000)
Finite-Lived Intangible Assets, Net	131,488,000		138,634,000	91,887,000
Finite-lived intangible assets, gross change in value due to foreign currency translation	5,100,000
Amortization of Intangible Assets	3,400,000	3,000,000	13,000,000	10,300,000	8,700,000
Weighted-average useful life of finite-lived intangible assets			12 years 6 months
2015			16,594,000
2016			15,301,000
2017			14,615,000
2018			14,028,000
2019			13,123,000
Customer-Related Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets
Finite-Lived Intangible Assets, Gross	136,295,000		139,990,000	85,129,000
Finite-Lived Intangible Assets, Accumulated Amortization	(30,741,000)		(29,088,000)	(19,605,000)
Finite-Lived Intangible Assets, Net	105,554,000		110,902,000	65,524,000
Developed Technology [Member]
Acquired Finite-Lived Intangible Assets
Finite-Lived Intangible Assets, Gross	19,106,000		19,603,000	19,641,000
Finite-Lived Intangible Assets, Accumulated Amortization	(7,191,000)		(6,914,000)	(5,156,000)
Finite-Lived Intangible Assets, Net	11,915,000		12,689,000	14,485,000
Trademarks and Tradenames [Member]
Acquired Finite-Lived Intangible Assets
Finite-Lived Intangible Assets, Gross	20,061,000		20,945,000	15,991,000
Finite-Lived Intangible Assets, Accumulated Amortization	(6,042,000)		(5,902,000)	(4,113,000)
Finite-Lived Intangible Assets, Net	$ 14,019,000		$ 15,043,000	$ 11,878,000